Annual Fund Operating Expenses - U.S. Small Cap Equity Fund - U.S. Small Cap Equity Fund	May 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.25%